PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

	Year ended December 31, 2017
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Total

Values at the beginning of the year
Cost	528,991	1,590,063	4,238,201	165,590	337,814	82,652	6,943,311
Accumulated depreciation	—	(538,548)	(2,146,874)	(121,912)	—	—	(2,807,334)

Net book value at January 1, 2017	528,991	1,051,515	2,091,327	43,678	337,814	82,652	4,135,977

Opening net book value	528,991	1,051,515	2,091,327	43,678	337,814	82,652	4,135,977
Translation differences	(677)	(45,808)	(42,248)	(1,188)	(13,982)	(3,697)	(107,600)
Acquisition of business (note 3)	32,187	505,339	602,654	4,102	80,878	31,878	1,257,038
Additions	2,778	9,385	84,035	2,307	341,575	16,274	456,354
Capitalized borrowing costs	—	—	—	—	563	—	563
Disposals / Consumptions	(1,139)	(14,776)	(167)	(922)	(612)	(14,063)	(31,679)
Transfers	(98)	101,661	174,321	13,501	(290,215)	690	(140)
Depreciation charge	—	(73,880)	(269,272)	(13,898)	—	(3,710)	(360,760)

Closing net book value	562,042	1,533,436	2,640,650	47,580	456,021	110,024	5,349,753

Values at the end of the year
Cost	562,042	2,096,959	4,927,478	151,883	456,021	113,188	8,307,571
Accumulated depreciation	—	(563,523)	(2,286,828)	(104,303)	—	(3,164)	(2,957,818)

Net book value at December 31, 2017	562,042	1,533,436	2,640,650	47,580	456,021	110,024	5,349,753

	Year ended December 31, 2016
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Total

Values at the beginning of the year
Cost	528,435	1,505,296	4,066,687	95,202	456,132	87,858	6,739,610
Accumulated depreciation	—	(500,464)	(1,950,353)	(70,437)	—	(10,790)	(2,532,044)

Net book value at January 1, 2016	528,435	1,004,832	2,116,334	24,765	456,132	77,068	4,207,566

Opening net book value	528,435	1,004,832	2,116,334	24,765	456,132	77,068	4,207,566
Translation differences	(1,429)	(50,903)	(38,985)	(1,516)	(29,336)	(4,809)	(126,978)
Additions	611	8,161	1,539	5,908	371,575	19,075	406,869
Capitalized borrowing costs	—	—	—	—	1,759	—	1,759
Disposals / Consumptions	(1,217)	(2,048)	(265)	(1,234)	(660)	(16,232)	(21,656)
Transfers	2,591	157,454	266,704	30,617	(461,656)	945	(3,345)
Depreciation charge	—	(65,981)	(254,000)	(14,862)	—	6,605	(328,238)

Closing net book value	528,991	1,051,515	2,091,327	43,678	337,814	82,652	4,135,977

Values at the end of the year
Cost	528,991	1,590,063	4,238,201	165,590	337,814	82,652	6,943,311
Accumulated depreciation	—	(538,548)	(2,146,874)	(121,912)	—	—	(2,807,334)

Net book value at December 31, 2016	528,991	1,051,515	2,091,327	43,678	337,814	82,652	4,135,977